Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio
Investor Class
April 29, 2024
Prospectus
Effective June 1, 2024, the fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements. The amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating the fund out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.38% A, B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02% B
Total annual operating expenses	0.40%
AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
BAdjusted to reflect current fees.
1 year	$41
3 years	$128
5 years	$224
10 years	$505

Effective June 1, 2024, the following information replaces similar information found in the "Fund Management" section under the "Advisory Fee(s)" heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the class of shares of the fund offered through this prospectus, as a percentage of the class's average net assets, is shown in the following table:
Fund	Investor Class
VIP Disciplined Small Cap Portfolio	0.38%
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
VDSCI-PSTK-0524-110 1.933381.110	May 31, 2024
Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus
Effective June 1, 2024, the fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements. The amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating the fund out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
	Initial Class	Service Class	Service Class 2
Management fee	0.30% A, B	0.30% A, B	0.30% A, B
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.02% B	0.02% B	0.02% B
Total annual operating expenses	0.32%	0.42%	0.57%
AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10%, 0.10%, and 0.10% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.
BAdjusted to reflect current fees.
	Initial Class	Service Class	Service Class 2
1 year	$33	$43	$58
3 years	$103	$135	$183
5 years	$180	$235	$318
10 years	$406	$530	$714

Effective June 1, 2024, the following information replaces similar information found in the "Fund Management" section under the "Advisory Fee(s)" heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for each class of shares of the fund offered through this prospectus, as a percentage of the class's average net assets, is shown in the following table:
Fund	Initial Class	Service Class	Service Class 2
VIP Disciplined Small Cap Portfolio	0.30%	0.30%	0.30%
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
VDSC-PSTK-0524-117 1.832801.117	May 31, 2024
Supplement to the
Fidelity® Variable Insurance Products
Extended Market Index Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus
Effective June 1, 2024, the fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements. The amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating the fund out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
	Initial Class	Service Class	Service Class 2
Management fee	0.12% A, B	0.12% A, B	0.12% A, B
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00% B	0.00% B	0.00% B
Total annual operating expenses	0.12%	0.22%	0.37%
AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06%, 0.06%, and 0.06% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.
BAdjusted to reflect current fees.
	Initial Class	Service Class	Service Class 2
1 year	$12	$23	$38
3 years	$39	$71	$119
5 years	$68	$124	$208
10 years	$154	$280	$468

Effective June 1, 2024, the following information replaces similar information found in the "Fund Management" section under the "Advisory Fee(s)" heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for each class of shares of the fund offered through this prospectus, as a percentage of the class's average net assets, is shown in the following table:
Fund	Initial Class	Service Class	Service Class 2
VIP Extended Market Index Portfolio	0.12%	0.12%	0.12%
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
VEMI-PSTK-0524-102 1.9896178.102	May 31, 2024
Supplement to the
Fidelity® Variable Insurance Products
International Index Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus
Effective June 1, 2024, the fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements. The amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating the fund out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
	Initial Class	Service Class	Service Class 2
Management fee	0.16% A, B	0.16% A, B	0.16% A, B
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00% B	0.00% B	0.00% B
Total annual operating expenses	0.16%	0.26%	0.41%
AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06%, 0.06%, and 0.06% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.
BAdjusted to reflect current fees.
	Initial Class	Service Class	Service Class 2
1 year	$16	$27	$42
3 years	$52	$84	$132
5 years	$90	$146	$230
10 years	$205	$331	$518

Effective June 1, 2024, the following information replaces similar information found in the "Fund Management" section under the "Advisory Fee(s)" heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for each class of shares of the fund offered through this prospectus, as a percentage of the class's average net assets, is shown in the following table:
Fund	Initial Class	Service Class	Service Class 2
VIP International Index Portfolio	0.16%	0.16%	0.16%
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
VIIP-PSTK-0524-102 1.9896180.102	May 31, 2024
Supplement to the
Fidelity® Variable Insurance Products
Total Market Index Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus
Effective June 1, 2024, the fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements. The amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating the fund out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
	Initial Class	Service Class	Service Class 2
Management fee	0.11% A, B	0.11% A, B	0.11% A, B
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00% B	0.00% B	0.00% B
Total annual operating expenses	0.11%	0.21%	0.36%
AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06%, 0.06%, and 0.06% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.
BAdjusted to reflect current fees.
	Initial Class	Service Class	Service Class 2
1 year	$11	$22	$37
3 years	$35	$68	$116
5 years	$62	$118	$202
10 years	$141	$268	$456

Effective June 1, 2024, the following information replaces similar information found in the "Fund Management" section under the "Advisory Fee(s)" heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for each class of shares of the fund offered through this prospectus, as a percentage of the class's average net assets, is shown in the following table:
Fund	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	0.11%	0.11%	0.11%
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
VTMI-PSTK-0524-102 1.9896181.102	May 31, 2024
Supplement to the
Fidelity® Variable Insurance Products
Index 500 Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus
Effective June 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
	Initial Class	Service Class	Service Class 2
Management fee	0.045%	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	0.100%	0.250%
Other expenses	0.045% A	0.045% A	0.045% A
Total annual operating expenses	0.090%	0.190%	0.340%
AAdjusted to reflect current fees.
	Initial Class	Service Class	Service Class 2
1 year	$9	$19	$35
3 years	$29	$61	$109
5 years	$51	$107	$191
10 years	$115	$243	$431

VI5-PSTK-0524-121 1.797998.121	May 31, 2024
Supplement to the
Fidelity® Variable Insurance Products
Extended Market Index Portfolio, International Index Portfolio, and Total Market Index Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective June 1, 2024, each fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements. Each amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating each fund out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information found in the "Management Contracts" section.
Management-Related Expenses. Under the terms of a fund's management contract, FMR is responsible for payment of all operating expenses of the fund with the exception of the following: interest, taxes, fees and expenses of the Independent Trustees, Rule 12b-1 fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with each fund's securities lending program, if applicable. A fund also pays the costs related to the solicitation of fund proxies from variable product owners.
Management Fees.
For the services of FMR under VIP Extended Market Index Portfolio's management contract, Initial Class, Service Class, and Service Class 2 of the fund each pay FMR a monthly management fee at the annual rate of 0.12% of the class's average net assets throughout the month.
For the services of FMR under VIP International Index Portfolio's management contract, Initial Class, Service Class, and Service Class 2 of the fund each pay FMR a monthly management fee at the annual rate of 0.16% of the class's average net assets throughout the month.
For the services of FMR under VIP Total Market Index Portfolio's management contract, Initial Class, Service Class, and Service Class 2 of the fund each pay FMR a monthly management fee at the annual rate of 0.11% of the class's average net assets throughout the month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.
Effective June 1, 2024, the following information replaces similar information found in the "Transfer and Service Agent Services" section.
Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund's management contract.
Prior to June 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.
FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.
FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders (including variable product owners), with the exception of proxy statements.
FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for transfer agency and related recordkeeping services with respect to variable product owners' accounts.
Fidelity Service Company, Inc. (FSC), an affiliate of Fidelity Management & Research Company LLC (FMR) (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program under the terms of each fund's management contract.
Prior to June 1, 2024, pricing and bookkeeping services were provided under a separate agreement covering such services and FMR bore the cost of such services under the terms of its management contract with each fund.

VIPSAI-SSTK-0524-102-1.9896654.102	May 31, 2024